FINANCIAL EXPENSE (INCOME), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial income:
Interest income on short-term deposits	$ (10)	$ (46)	$ (111)
Foreign currency adjustments gains and other	0	(9)	(3)
Revaluation of Debentures and Warrants related to share purchase agreement, net	(14)	0	(79)
Total financial income:	(24)	(55)	(193)
Financial expenses:
Bank and interest expenses	43	48	39
Foreign currency adjustments losses	12	0	408
Revaluation of warrants related to share purchase agreement, net	0	1,051	0
Issuance expenses of Debentures and Warrants classified as liabilities related to share purchase agreements	572	561	0
Foreign exchange futures transactions and others	0	0	5
Total financial expenses:	627	1,660	452
Financial expense (income), net	$ 603	$ 1,605	$ 259